Exhibit 99.11 Schedule 3

ID	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
900000486	xx	xx			Closed	2021-xx-08 21:18	2023-xx-09 09:04	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 2 Paystubs Less Than 1 Month Provided	Resolved-WVOEs in file for both borrowers, finding resolved - Due Diligence Vendor-11/xx/2021 Resolved-Borrower 2 Paystubs Less Than 1 Month Provided Condition Resolved or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-11/xx/2021 Ready for Review-This is the ITIN program and we use the WVOE for the income. - Due Diligence Vendor-11/xx/2021 Open-Borrower 2 Paystubs Less Than 1 Month Provided Borrower paystub 2 on page 982 is illegible, unable to verify dates - Due Diligence Vendor-11/xx/2021		Resolved-WVOEs in file for both borrowers, finding resolved - Due Diligence Vendor-11/xx/2021 Resolved-Borrower 2 Paystubs Less Than 1 Month Provided Condition Resolved or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-11/xx/2021	703375_1.pdf			CA	Primary Residence	Purchase	NA	158177	N/A	N/A
900000486	xx	xx			Closed	2021-xx-08 21:43	2022-xx-02 11:30	Resolved	1 - Information	C	A	Credit	Closing	Gap Credit Report Within 10 Days of Closing is Expired	Resolved-Gap Credit Report Date of 11-xx-2021 is less than or equal to 10 days from Transaction Date of 10-xx-2021 and Gap Report Doc Status is Present - Due Diligence Vendor-11/xx/2021 Ready for Review-Uploaded. - Due Diligence Vendor-11/xx/2021 Open-Gap Credit Report Date of 10-xx-2021 is greater than 10 days from Transaction Date of 10-xx-2021 and Gap Report Doc Status is Present - Due Diligence Vendor-11/xx/2021		Resolved-Gap Credit Report Date of 11-xx-2021 is less than or equal to 10 days from Transaction Date of 10-xx-2021 and Gap Report Doc Status is Present - Due Diligence Vendor-11/xx/2021	703486_1.pdf			CA	Primary Residence	Purchase	NA	158218	N/A	N/A
900000478	xx	xx	Closed	2021-xx-02 15:39	2021-xx-02 15:42	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($645.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-12/xx/2021	Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($645.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-12/xx/2021

																					AZ	Primary Residence	Purchase	NA	186312	N/A	N/A
900000478	xx	xx			Closed	2021-xx-30 00:43	2021-xx-02 15:39	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved- - Due Diligence Vendor-12/xx/2021 Ready for Review-Uploaded. - Due Diligence Vendor-11/xx/2021 Open-Missing Initial CD. Unable to run CE. - Due Diligence Vendor-11/xx/2021			711160_1.pdf 711160_2.pdf			AZ	Primary Residence	Purchase	NA	180929	N/A	N/A
900000510	xx	xx			Closed	2022-xx-17 23:59	2022-xx-19 15:24	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing HUD-1 Closing Statement	Resolved-Trailing Docs 5.19.22 - Due Diligence Vendor-05/xx/2022 Resolved-Trailing docs received from Clients - Due Diligence Vendor-05/xx/2022 Ready for Review-Document Uploaded. Document uploaded - Seller-05/xx/2022 Open-No final HUD at time of review - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. Document uploaded - Seller-05/xx/2022	Resolved-Trailing Docs 5.19.22 - Due Diligence Vendor-05/xx/2022 Resolved-Trailing docs received from Clients - Due Diligence Vendor-05/xx/2022	150247_Final HUD - 2022-xx-17T164955.472.pdf			PA	Investment	Refinance	Cash Out - Other	451432	N/A	N/A
900000510	xx	xx			Closed	2022-xx-18 17:14	2022-xx-19 15:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Income - Bank Statements	Resolved-Trailing Docs 5.19.22 Update documents provide by client - Due Diligence Vendor-05/xx/2022 Ready for Review-Document Uploaded. Documents uploaded - Seller-05/xx/2022 Open-Bank Statements with xx, No entity Docs for asset verification - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. Documents uploaded - Seller-05/xx/2022	Resolved-Trailing Docs 5.19.22 Update documents provide by client - Due Diligence Vendor-05/xx/2022	150247_Operating Agreement - manager managed.pdf 150247_Articles.pdf			PA	Investment	Refinance	Cash Out - Other	451441	N/A	N/A
900000510	xx	xx			Closed	2022-xx-17 23:59	2022-xx-19 15:19	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Deed of Trust	Resolved- - Due Diligence Vendor-05/xx/2022 Ready for Review-Document Uploaded. Document uploaded - Seller-05/xx/2022 Open-Certified DOT not recorded - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. Document uploaded - Seller-05/xx/2022		150247_2950 XX Recorded TD.pdf		Trailing Dos 5.19.22	PA	Investment	Refinance	Cash Out - Other	451438	N/A	N/A
900000509	xx	xx			Closed	2022-xx-10 23:26	2022-xx-13 15:43	Resolved	1 - Information	C	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Lender cleared - Due Diligence Vendor-06/xx/2022 Ready for Review-Unit is not currently occupied - Seller-06/xx/2022 Open-No lease agreement on file. Does client have a copy that they can provide for this loan? - Due Diligence Vendor-05/xx/2022	Ready for Review-Unit is not currently occupied - Seller-06/xx/2022	Resolved-Lender cleared - Due Diligence Vendor-06/xx/2022				FL	Investment	Refinance	Cash Out - Other	458190	N/A	N/A
900000509	xx	xx			Closed	2022-xx-18 16:51	2022-xx-19 15:18	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing HUD-1 Closing Statement	Resolved-Trailing docs received from clients - Due Diligence Vendor-05/xx/2022 Ready for Review-Document Uploaded. Document uploaded - Seller-05/xx/2022 Open-Provided HUD in file is estimated - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. Document uploaded - Seller-05/xx/2022	Resolved-Trailing docs received from clients - Due Diligence Vendor-05/xx/2022	321179_Final HUD - 2022-xx-XX.pdf			FL	Investment	Refinance	Cash Out - Other	451653	N/A	N/A
900000444	xx	xx			Closed	2022-xx-16 05:40	2023-xx-08 00:14	Waived	2 - Non-Material	B	B	Credit	Credit	Total Reserves Requirement not met	Waived-Total Reserves Requirement not met -Loan Exception on page 320, Finding Waived - Due Diligence Vendor-05/xx/2022		Waived-Total Reserves Requirement not met -Loan Exception on page 320, Finding Waived - Due Diligence Vendor-05/xx/2022			Compensating factors: FICO 691-Qualifying Score > 20 points above min 660, Housing Payment History 0x30x101 Residual Income is $4,896.17	FL	Second Home	Purchase	NA	455999	Investor Post-Close	No
900000472	xx	xx			Closed	2022-xx-08 20:47	2022-xx-10 16:46	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Received documents - Due Diligence Vendor-06/xx/2022 Ready for Review-Document Uploaded. Please see the attached initial CD. - Seller-06/xx/2022 Open-TRID: Missing Closing Disclosure Initial CD is not available in this file. hence, raised a finding for the same. - Due Diligence Vendor-06/xx/2022	Ready for Review-Document Uploaded. Please see the attached initial CD. - Seller-06/xx/2022	Resolved-Received documents - Due Diligence Vendor-06/xx/2022	4220518710_XX initial CD.pdf			MI	Primary Residence	Purchase	NA	485866	N/A	N/A
900000472	xx	xx	Closed	2022-xx-02 06:56	2022-xx-10 16:44	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test	Rescinded-Considered the document on page 148 as Initial CD (which is incorrect). However, we have initial CD missing in this file. Entered the date issued for the CD on page 148 as the same of Final CD. At the same time, I have raised finding for missing Initial CD. - Due Diligence Vendor-06/xx/2022

Rescinded-This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in 2015 , and 12 CFR §1026.19(e)(4)(i) )The initial closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and 10% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)). - Due Diligence Vendor-06/xx/2022	Rescinded-Considered the document on page 148 as Initial CD (which is incorrect). However, we have initial CD missing in this file. Entered the date issued for the CD on page 148 as the same of Final CD. At the same time, I have raised finding for missing Initial CD. - Due Diligence Vendor-06/xx/2022

 Rescinded-This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in 2015 , and 12 CFR §1026.19(e)(4)(i) )The initial closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and 10% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)). - Due Diligence Vendor-06/xx/2022

																					MI	Primary Residence	Purchase	NA	480900	N/A	N/A
900000472	xx	xx			Closed	2022-xx-08 20:44	2022-xx-10 16:03	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-06/xx/2022 Ready for Review-Document Uploaded. Document Uploaded. Please see the attached 1008 - Seller-06/xx/2022 Open-The 1008 document is missing from the loan file. - Due Diligence Vendor-06/xx/2022	Ready for Review-Document Uploaded. Document Uploaded. Please see the attached 1008 - Seller-06/xx/2022	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-06/xx/2022	4220518710_XX 1008.pdf 4220518710_XX 1008.pdf			MI	Primary Residence	Purchase	NA	480867	N/A	N/A
900000477	xx	xx			Closed	2022-xx-21 22:58	2022-xx-22 00:26	Resolved	1 - Information	C	A	Credit	Data Edit	Liquid Funds Post-Close is less than $0	Resolved-Supporting documentation provided to bring liquid funds post close to positive amount - Due Diligence Vendor-07/xx/2022 Ready for Review-Document Uploaded. - Seller-07/xx/2022 Open-Liquid funds post close currently showing a negative amount - Due Diligence Vendor-07/xx/2022	Ready for Review-Document Uploaded. - Seller-07/xx/2022	Resolved-Supporting documentation provided to bring liquid funds post close to positive amount - Due Diligence Vendor-07/xx/2022	150264 - Snippet WF Savings XX.pdf 150264 - Transaction Snapshot WF Savings XX (1).pdf 150264 - Bank Access Letter.pdf 150264 - XX (2).pdf 150264 - CC Approval To Use Wife's Statements (1).pdf			PA	Investment	Purchase	NA	564560	N/A	N/A
900000477	xx	xx			Closed	2022-xx-27 15:11	2022-xx-22 00:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Income - Bank Statements	Resolved-Client provided additional bank statement and snap shot of borrowers available funds and confirmation of access to spouse bank account. - Due Diligence Vendor-07/xx/2022 Ready for Review-Document Uploaded. - Seller-07/xx/2022 Resolved-Per Lender, assets approve as submitted - Due Diligence Vendor-07/xx/2022 Ready for Review-Document Uploaded. Borrower assets approved. Included 5th statement - Seller-06/xx/2022 Open-Assets do not meet total required for guidelines at $9,162.72. Additional assets are needed per guidelines. - Due Diligence Vendor-06/xx/2022	Ready for Review-Document Uploaded. - Seller-07/xx/2022 Ready for Review-Document Uploaded. Borrower assets approved. Included 5th statement - Seller-06/xx/2022	Resolved-Client provided additional bank statement and snap shot of borrowers available funds and confirmation of access to spouse bank account. - Due Diligence Vendor-07/xx/2022 Resolved-Per Lender, assets approve as submitted - Due Diligence Vendor-07/xx/2022	XX			PA	Investment	Purchase	NA	518083	N/A	N/A
900000477	xx	xx			Closed	2022-xx-11 13:53	2022-xx-12 01:28	Resolved	1 - Information	C	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Finding now cleared. - Due Diligence Vendor-07/xx/2022 Ready for Review-Document Uploaded. - Seller-07/xx/2022 Open-Need final HUD from client. Only HUD uploaded is an estimated HUD. - Due Diligence Vendor-07/xx/2022	Ready for Review-Document Uploaded. - Seller-07/xx/2022	Resolved-Finding now cleared. - Due Diligence Vendor-07/xx/2022	Final HUD - 2022-xx-11T161928.128.pdf			PA	Investment	Purchase	NA	538116	N/A	N/A
900000477	xx	xx			Closed	2022-xx-24 19:00	2022-xx-01 13:13	Resolved	1 - Information	C	A	Credit	Credit	DSCR is less than 1.00	Resolved-Per Lender DSCR approved by CC - Due Diligence Vendor-07/xx/2022 Ready for Review-DSCR approved by CC - Seller-06/xx/2022 Open-DSCR is 0.92 - Due Diligence Vendor-06/xx/2022	Ready for Review-DSCR approved by CC - Seller-06/xx/2022	Resolved-Per Lender DSCR approved by CC - Due Diligence Vendor-07/xx/2022				PA	Investment	Purchase	NA	516984	N/A	N/A
900000480	xx	xx			Closed	2022-xx-27 15:30	2022-xx-01 13:18	Resolved	1 - Information	C	A	Compliance	Compliance	Missing final HUD Unable to determine RESPA 2010 fee compliance	Resolved-Trailing doc cleared - Due Diligence Vendor-07/xx/2022 Ready for Review-Document Uploaded. - Seller-06/xx/2022 Open-Final HUD is not in file at time of file review. - Due Diligence Vendor-06/xx/2022	Ready for Review-Document Uploaded. - Seller-06/xx/2022	Resolved-Trailing doc cleared - Due Diligence Vendor-07/xx/2022	Final HUD - 2022-xx-30T144849.353.pdf			OH	Investment	Refinance	No Cash Out - Borrower Initiated	518192	N/A	N/A
900000480	xx	xx			Closed	2022-xx-24 16:46	2022-xx-01 13:18	Resolved	1 - Information	C	A	Credit	Credit	CLTV/LTV exceeds guidelines	Resolved-Lender approved LTV - Due Diligence Vendor-07/xx/2022 Ready for Review-Borrower deal approved - Seller-06/xx/2022 Open-LTV exceeds guidelines. LTV generated in XX is 76.84% but per the LOI the proposed LTV is 75% . The value used based off the appraisal on file showed $XX - Due Diligence Vendor-06/xx/2022	Ready for Review-Borrower deal approved - Seller-06/xx/2022	Resolved-Lender approved LTV - Due Diligence Vendor-07/xx/2022				OH	Investment	Refinance	No Cash Out - Borrower Initiated	516601	N/A	N/A
900000480	xx	xx			Closed	2022-xx-24 16:42	2022-xx-01 13:17	Resolved	1 - Information	C	A	Credit	Credit	DSCR Does Not Meet Guideline Requirements	Resolved-Lender approved final DSCR - Due Diligence Vendor-07/xx/2022 Ready for Review-DSCR approved at current amount - Seller-06/xx/2022 Open-DSCR exceeds guidelines and LauraMac shows 1.55 and per LOI the final DSCR is 1.26 - Due Diligence Vendor-06/xx/2022	Ready for Review-DSCR approved at current amount - Seller-06/xx/2022	Resolved-Lender approved final DSCR - Due Diligence Vendor-07/xx/2022				OH	Investment	Refinance	No Cash Out - Borrower Initiated	516589	N/A	N/A
900000480	xx	xx			Closed	2022-xx-27 15:40	2022-xx-01 13:17	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender acknowledged - Due Diligence Vendor-07/xx/2022 Ready for Review-Acknowledged - Seller-06/xx/2022 Open-Data Tape mismatch MDLS shows maturity date as 06/xx/2023 Tape data show maturity as 06/xx/2023. - Due Diligence Vendor-06/xx/2022	Ready for Review-Acknowledged - Seller-06/xx/2022	Resolved-Lender acknowledged - Due Diligence Vendor-07/xx/2022				OH	Investment	Refinance	No Cash Out - Borrower Initiated	518239	N/A	N/A
900000433	xx	xx	Closed	2022-xx-08 16:56	2022-xx-17 13:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Rent	Resolved-Documents showing borrower owns property since 2016 per property profile. - Due Diligence Vendor-08/xx/2022
Ready for Review-Document Uploaded. LO advised 1003 was incorrect. Borrower has owned his home and is has been f/c. See updated 1003 and property profile.  - Seller-08/xx/2022
Counter-Please provide letter of explanation from home owner stating borrower is living free and for how long they have lived in the property.  1003 is not sufficient evidence of rent free living.  - Due Diligence Vendor-08/xx/2022
Ready for Review-Borrower has been living rent free at XX for 36 months per 1003 - Seller-08/xx/2022
															Open-Missing Verification of Rent Please provide Verification of Rent/ Mortgage as document could not be found in the file. Thank you. - Due Diligence Vendor-08/xx/2022	Ready for Review-Document Uploaded. LO advised 1003 was incorrect. Borrower has owned his home and is has been f/c. See updated 1003 and property profile. - Seller-08/xx/2022 Ready for Review-Borrower has been living rent free at XX for 36 months per 1003 - Seller-08/xx/2022	Resolved-Documents showing borrower owns property since 2016 per property profile. - Due Diligence Vendor-08/xx/2022	updated 1003..pdf XXt.pdf			NJ	Investment	Purchase	NA	589569	N/A	N/A
900000433	xx	xx			Closed	2022-xx-08 15:51	2022-xx-15 20:24	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-08/xx/2022 Ready for Review-Document Uploaded. - Seller-08/xx/2022 Open-The Final 1003 is Not Executed Loan Originator Signature is missing. Also, Section 4 indicates the property is a 1 unit, appraisal confirms multi-family. Please update. Thank you. - Due Diligence Vendor-08/xx/2022	Ready for Review-Document Uploaded. - Seller-08/xx/2022	Resolved-The Final 1003 is Executed - Due Diligence Vendor-08/xx/2022	AUDIT CONDITIONS(20).pdf			NJ	Investment	Purchase	NA	589338	N/A	N/A
900000433	xx	xx			Closed	2022-xx-11 22:27	2022-xx-15 19:07	Resolved	1 - Information	B	A	Credit	Doc Issue	Transmittal (1008) is Missing	Resolved-updated 1008 received. File updated - Due Diligence Vendor-08/xx/2022 Ready for Review-Document Uploaded. - Seller-08/xx/2022 Open-Please provide updated 1008 as subject is noted as a 1 unit, appraisal confirms multi-family. Thank you. - Due Diligence Vendor-08/xx/2022	Ready for Review-Document Uploaded. - Seller-08/xx/2022	Resolved-updated 1008 received. File updated - Due Diligence Vendor-08/xx/2022	1008 XX.pdf			NJ	Investment	Purchase	NA	598721	N/A	N/A
900000484	xx	xx			Closed	2022-xx-05 12:51	2023-xx-12 14:16	Resolved	1 - Information	C	A	Credit	Borrower	Borrower 1 Race Selection is Not Provided	Resolved-Borrower 1 Race Selection is Provided - Due Diligence Vendor-10/xx/2022 Ready for Review-Document Uploaded. - Seller-10/xx/2022 Open-Borrower 1 Race Selection is Not Provided - Due Diligence Vendor-10/xx/2022	Ready for Review-Document Uploaded. - Seller-10/xx/2022	Resolved-Borrower 1 Race Selection is Provided - Due Diligence Vendor-10/xx/2022	2208074378_XX_updated 1003.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	678122	N/A	N/A
900000484	xx	xx			Closed	2022-xx-05 12:51	2023-xx-12 14:16	Resolved	1 - Information	C	A	Credit	Borrower	Borrower 1 Ethnicity Selection is Not Provided	Resolved-Borrower 1 Ethnicity Selection is Provided - Due Diligence Vendor-10/xx/2022 Open-Borrower 1 Ethnicity Selection is Not Provided - Due Diligence Vendor-10/xx/2022		Resolved-Borrower 1 Ethnicity Selection is Provided - Due Diligence Vendor-10/xx/2022				CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	678121	N/A	N/A
900000407	xx	xx			Closed	2022-xx-25 09:14	2022-xx-06 19:19	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD report updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/xx/2022 Ready for Review-Document Uploaded. - Seller-12/xx/2022 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for LSM Dry Fund States (Subject State is NV). - Due Diligence Vendor-11/xx/2022	Ready for Review-Document Uploaded. - Seller-12/xx/2022	Resolved-PCCD report updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/xx/2022	PCCD- XX.pdf			NV	Primary Residence	Purchase	NA	747291	N/A	N/A
900000453	xx	xx			Closed	2022-xx-02 11:42	2022-xx-08 15:49	Resolved	1 - Information	C	A	Compliance	Closing	HUD-1 not executed properly	Resolved-Borrower's Final Settlement Statement received and updated to review, resolved. - Due Diligence Vendor-12/xx/2022 Ready for Review-Document Uploaded. - Seller-12/xx/2022 Open-Final HUD should be certified or stamped. Since subject property is located in Dry State. - Due Diligence Vendor-12/xx/2022	Ready for Review-Document Uploaded. - Seller-12/xx/2022	Resolved-Borrower's Final Settlement Statement received and updated to review, resolved. - Due Diligence Vendor-12/xx/2022	XX FSS.pdf			CA	Investment	Refinance	No Cash Out - Lender Initiated	754965	N/A	N/A
900000442	xx	xx			Closed	2022-xx-23 05:23	2022-xx-30 18:49	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-LTV 75% w/ DSCR < 1.0 - Due Diligence Vendor-12/xx/2022 Ready for Review-Document Uploaded. - Seller-12/xx/2022 Open-Audited LTV of 74.95% exceeds Guideline LTV of 70% - Due Diligence Vendor-12/xx/2022	Ready for Review-Document Uploaded. - Seller-12/xx/2022	Waived-LTV 75% w/ DSCR < 1.0 - Due Diligence Vendor-12/xx/2022	Exception XX.pdf		No history of derogatory credit (omit) Fico score above minimum by 20 pts or higher (768 currently) Excess Reserves 3+ Months (actual 67.83)	FL	Investment	Purchase	NA	791460	Originator Post-Close	Yes
900000442	xx	xx			Closed	2022-xx-27 22:51	2022-xx-30 18:25	Resolved	1 - Information	B	A	Credit	Credit	Missing subject property tax certificate	Resolved-Document received, data confirmed. - Due Diligence Vendor-12/xx/2022 Ready for Review-Document Uploaded. - Seller-12/xx/2022 Open-Please provide evidence of monthly taxes $2427.49 - Due Diligence Vendor-12/xx/2022	Ready for Review-Document Uploaded. - Seller-12/xx/2022	Resolved-Document received, data confirmed. - Due Diligence Vendor-12/xx/2022	TAX INFORMATION SHEET - PROPERTY TAX(8).pdf			FL	Investment	Purchase	NA	794100	N/A	N/A
900000430	xx	xx			Closed	2023-xx-24 11:53	2023-xx-30 14:36	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Loam program sheet received with matrix version date. BP approvals and GLs page reviewed, resolved. - Due Diligence Vendor-03/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/xx/2023 Open-Request you to provide the updated loan program document as Matrix version date is missing in given loan program page. - Due Diligence Vendor-03/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/xx/2023	Resolved-Loam program sheet received with matrix version date. BP approvals and GLs page reviewed, resolved. - Due Diligence Vendor-03/xx/2023	DSCR.jpg			ME	Investment	Refinance	No Cash Out - Borrower Initiated	900932	N/A	N/A
900000430	xx	xx			Closed	2023-xx-27 21:33	2023-xx-29 17:29	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-The Final 1003 is Present - Due Diligence Vendor-03/xx/2023 Ready for Review-Document Uploaded. That is due to copy machine. I have a clean page 1 - Seller-03/xx/2023 Open-The Final 1003 is Incomplete The Final 1003 page 500 is missing the ULI#. Please provide the updated Final 1003. - Due Diligence Vendor-03/xx/2023	Ready for Review-Document Uploaded. That is due to copy machine. I have a clean page 1 - Seller-03/xx/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-03/xx/2023	1003 for Leslie.pdf			ME	Investment	Refinance	No Cash Out - Borrower Initiated	902891	N/A	N/A
900000405	xx	xx			Closed	2023-xx-12 04:19	2023-xx-17 12:15	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Desk review updated to property page, resolved. - Due Diligence Vendor-04/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-04/xx/2023 Open-Second Appraisal/ Valuation is Missing Request to provide Secondary Valuation on the file, as the CU Score provided is NULL and as per requirements, there should be a secondary valuation made available. - Due Diligence Vendor-04/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-04/xx/2023	Resolved-Desk review updated to property page, resolved. - Due Diligence Vendor-04/xx/2023	Appraisal review.pdf			CT	Investment	Refinance	Cash Out - Other	920898	N/A	N/A
900000432	xx	xx			Closed	2023-xx-26 09:03	2023-xx-28 15:24	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-04/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-04/xx/2023 Open-The Final 1003 is Not Executed Final 1003 not signed by LO - Due Diligence Vendor-04/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-04/xx/2023	Resolved-The Final 1003 is Executed - Due Diligence Vendor-04/xx/2023	AUDIT CONDITIONS(171).pdf			PA	Primary Residence	Refinance	Cash Out - Other	940090	N/A	N/A
900000432	xx	xx			Closed	2023-xx-26 09:51	2023-xx-28 13:34	Resolved	1 - Information	C	A	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Resolved-1008 Doc Provided with Correct FICO, Updated on system. - Due Diligence Vendor-04/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-04/xx/2023 Open-Qualifying FICO on the 1008 Page is '661' but the Qualifying FICO from the Credit Liabilities Page is '701'. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. correct FICO is listed in Approval certificate i.e., 701 which is reflecting in credit report 1008 shows incorrect FICO score - Due Diligence Vendor-04/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-04/xx/2023	Resolved-1008 Doc Provided with Correct FICO, Updated on system. - Due Diligence Vendor-04/xx/2023	LOPrint(117).pdf			PA	Primary Residence	Refinance	Cash Out - Other	940116	N/A	N/A
900000432	xx	xx			Closed	2023-xx-26 11:44	2023-xx-26 22:37	Waived	2 - Non-Material	B	B	Credit	Income/Employment	Income/Employment General	Waived-Exception made for declining income - Due Diligence Vendor-04/xx/2023		Waived-Exception made for declining income - Due Diligence Vendor-04/xx/2023			No derogatory credit - no derogatory accounts found in credit report Residual income- $27,353.42 in file	PA	Primary Residence	Refinance	Cash Out - Other	940262	Originator Pre-Close	Yes
900000463	xx	xx	Closed	2023-xx-18 12:31	2023-xx-05 12:51	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-1008 received, 1008 page is updated, finding is resolved. - Due Diligence Vendor-06/xx/2023

Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-06/xx/2023

Ready for Review-The loan is at 22% LTV. We do not require any reserves at that LTV. We highlighted that for you on the Matrix we sent a few days ago. We listed the 82 Months reserves based on the PITI of the subject property for a compensating factor only so that our end investor can see that the borrower had a ton of reserves.  - Seller-05/xx/2023

Counter-May I follow up on this condition? May I please confirm that the number of months reserves on the 1008 provided is indicating how many months of reserves the borrowers has based on his assets and not the required amount of reserves? - Due Diligence Vendor-05/xx/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-05/xx/2023

Ready for Review-May you please provide clarification regarding
1. Why the market rent iao $2300 was utilized as opposed to the actual lease iao $1700?
2. May you please update the refinance selection to no cash out?
3. May you please provide clarification regarding the amount of reserves of 74 months? - Due Diligence Vendor-05/xx/2023

Ready for Review-THE BOTTOM PORTION OF THE 1007- IT SHOWS THAT THE RENT WILL BE $2300 NOT $1700- WHICH THE UW USED. THANK YOU - Seller-05/xx/2023

Open-The 1008 document is missing from the loan file. The Loan Purpose Limited Cash Out does not match the Loan Purpose of the loan approval nor the HUD. 1008 shows the Market Rent Estimate on Form 1007 was used for DSCR Calculation $2300, however the actual rent of $1700 as per Form 1007 is lower. Please Provide Clarification on the same.
															Required clarification on Reserves. Loan Approval and 1008 show 74 months does not match Matrix. - Due Diligence Vendor-05/xx/2023	Ready for Review-The loan is at 22% LTV. We do not require any reserves at that LTV. We highlighted that for you on the Matrix we sent a few days ago. We listed the 82 Months reserves based on the PITI of the subject property for a compensating factor only so that our end investor can see that the borrower had a ton of reserves. - Seller-05/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023 Ready for Review-THE BOTTOM PORTION OF THE 1007- IT SHOWS THAT THE RENT WILL BE $2300 NOT $1700- WHICH THE UW USED. THANK YOU - Seller-05/xx/2023	Resolved-1008 received, 1008 page is updated, finding is resolved. - Due Diligence Vendor-06/xx/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-06/xx/2023	1008 XX.pdf			OR	Investment	Refinance	No Cash Out - Borrower Initiated	972298	N/A	N/A
900000463	xx	xx	Closed	2023-xx-18 12:59	2023-xx-02 16:10	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of 73.23 month(s) are greater than or equal to Guideline Required Reserves of 0 month(s) - Due Diligence Vendor-06/xx/2023

Resolved-Lender approval received, resolved.  - Due Diligence Vendor-06/xx/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-05/xx/2023

Counter-May I follow up on this condition? May you please correct the required months of reserves on the loan approval? - Due Diligence Vendor-05/xx/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-05/xx/2023

Ready for Review-Document Uploaded.  - Seller-05/xx/2023

															Open-Audited Reserves of 63.35 month(s) are less than Guideline Required Reserves of 74 month(s) Required Clarification on Reserves. Loan Approval and 1008 show 74 months does not match Matrix. - Due Diligence Vendor-05/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023 Ready for Review-Document Uploaded. - Seller-05/xx/2023	Resolved-Audited Reserves of 73.23 month(s) are greater than or equal to Guideline Required Reserves of 0 month(s) - Due Diligence Vendor-06/xx/2023 Resolved-Lender approval received, resolved. - Due Diligence Vendor-06/xx/2023	XX.pdf Matrix.pdf 1008 XX.pdf REVISED LOAN APPROVAL- XX.pdf			OR	Investment	Refinance	No Cash Out - Borrower Initiated	972366	N/A	N/A
900000463	xx	xx	Closed	2023-xx-18 12:40	2023-xx-30 21:10	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-Corrected DSCR w/s received with $1,700 as the market rent amount. DFL page updated, resolved. - Due Diligence Vendor-05/xx/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-05/xx/2023

Counter-May I follow up on this condition? May you please provide clarification on which other comment you are referring to? Also per Guidelines dated 03/xx/23 the lower of the Rent or Market Rent Estimate is to be used for DSCR calculations. May you please provide additional information regarding why the market rent estimate iao $2300 was utilized as opposed to the leased amount of $1700? Also may you please provide the corrected DSCR W/S? - Due Diligence Vendor-05/xx/2023

Resolved-Verified & updated DSCR calculation matching with Originator DSCR - Resolved. - Due Diligence Vendor-05/xx/2023

Ready for Review-SEE OTHER REPLY PLEASE :) - Seller-05/xx/2023

Open- The Market Rent Estimate on Form 1007 was used for DSCR Calculation $2300 / $1389.42 = 1.66, however the actual rent of $1700 / $1389.42 = 1.22 as per Form 1007 is lower. The Originating DSCR calculation is $2300 / $1389.42 = 1.66, however the audited DSCR calculation is $1700 / $1389.42 = 1.22. As per Guidelines dated 03/xx/23 the lower of the Rent or Market Rent Estimate is to be used for DSCR. Please request clarification.

															- Due Diligence Vendor-05/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023 Ready for Review-SEE OTHER REPLY PLEASE :) - Seller-05/xx/2023	Resolved-Corrected DSCR w/s received with $1,700 as the market rent amount. DFL page updated, resolved. - Due Diligence Vendor-05/xx/2023 Resolved-Verified & updated DSCR calculation matching with Originator DSCR - Resolved. - Due Diligence Vendor-05/xx/2023	DSCR Calculator- xx.pdf			OR	Investment	Refinance	No Cash Out - Borrower Initiated	972307	N/A	N/A
900000463	xx	xx			Closed	2023-xx-15 13:22	2023-xx-22 21:34	Resolved	1 - Information	C	A	Compliance	Closing	HUD-1 not executed properly	Resolved-Final ALTA Settlement statement received and updated to review, resolved. - Due Diligence Vendor-05/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023 Ready for Review-Document Uploaded. - Seller-05/xx/2023 Open-Given HUD-1 document is not stamped or Certified, since it is required for LSM Dry Fund States (Subject State is OR). - Due Diligence Vendor-05/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023 Ready for Review-Document Uploaded. - Seller-05/xx/2023	Resolved-Final ALTA Settlement statement received and updated to review, resolved. - Due Diligence Vendor-05/xx/2023	CERTIFIED FSS- xx.pdf			OR	Investment	Refinance	No Cash Out - Borrower Initiated	967095	N/A	N/A
900000411	xx	xx	54072	Closed	2023-xx-26 19:20	2023-xx-01 15:41	Resolved	1 - Information	C	A	Credit	Doc Issue	Transmittal (1008) is Missing	Resolved-Received updated 1008, finding resolved - Due Diligence Vendor-06/xx/2023

Ready for Review-Provided information is not sufficient to clear the finding, this has been escalated and client will be contacted directly - Due Diligence Vendor-06/xx/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-05/xx/2023

Open- - Due Diligence Vendor-05/xx/2023

Ready for Review-taxes, HOI, and HOA flood amounts etc will always be on the 1008 to include them in the DTI....has nothing to do with escrows. Please clear this condition. - Seller-05/xx/2023

															Open-Please provide an updated 1008 showing no escrow on file - Due Diligence Vendor-05/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023 Ready for Review-taxes, HOI, and HOA flood amounts etc will always be on the 1008 to include them in the DTI....has nothing to do with escrows. Please clear this condition. - Seller-05/xx/2023	Resolved-Received updated 1008, finding resolved - Due Diligence Vendor-06/xx/2023	TRANSMITTAL SUMMARY - 1008 (1).pdf			IL	Investment	Refinance	Cash Out - Home Improvement/Reno	984845	N/A	N/A
900000411	xx	xx	54072		Closed	2023-xx-24 04:07	2023-xx-31 15:21	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-The Final 1003 is Present - Due Diligence Vendor-05/xx/2023 Resolved-Document received, data updated. - Due Diligence Vendor-05/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023 Open-The Final 1003 is Missing Final 1003 is missing in file. - Due Diligence Vendor-05/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-05/xx/2023 Resolved-Document received, data updated. - Due Diligence Vendor-05/xx/2023	1003 (14).pdf			IL	Investment	Refinance	Cash Out - Home Improvement/Reno	979661	N/A	N/A
900000391	xx	xx			Closed	2023-xx-05 07:02	2023-xx-07 21:10	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-06/xx/2023 Resolved-Per review DSCR ratio is > 1, resolved. - Due Diligence Vendor-06/xx/2023 Ready for Review-Dscr- no negative cash flow - Seller-06/xx/2023 Counter-Thank you for providing the 1008. May you please update the negative cash flow field? - Due Diligence Vendor-06/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/xx/2023 Open-The 1008 document is missing from the loan file. Provide 1008 document. 1008 document is missing in loan file. - Due Diligence Vendor-06/xx/2023	Ready for Review-Dscr- no negative cash flow - Seller-06/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/xx/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-06/xx/2023 Resolved-Per review DSCR ratio is > 1, resolved. - Due Diligence Vendor-06/xx/2023	final 1008 fish.pdf			FL	Investment	Purchase	NA	992539	N/A	N/A
900000391	xx	xx			Closed	2023-xx-05 12:18	2023-xx-07 06:40	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Lender Loan Approval uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-06/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/xx/2023 Ready for Review-Document Uploaded. - Seller-06/xx/2023 Open-Provide Lender Approval Form. Lender Approval Form is missing in file. - Due Diligence Vendor-06/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/xx/2023 Ready for Review-Document Uploaded. - Seller-06/xx/2023	Resolved-Lender Loan Approval uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-06/xx/2023	final 1008 fish.pdf			FL	Investment	Purchase	NA	992829	N/A	N/A
900000443	xx	xx			Closed	2023-xx-22 20:58	2023-xx-27 14:03	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Closing Disclosure Deficiency	Resolved-Initial CD received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-06/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/xx/2023 Open-The Initial CD date 05/xx/23 page 184 is missing pages 2-4. Please provide complete Initial CD. - Due Diligence Vendor-06/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/xx/2023	Resolved-Initial CD received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-06/xx/2023	88951 CD.pdf			IL	Primary Residence	Purchase	NA	1018790	N/A	N/A
900000428	xx	xx			Closed	2023-xx-25 15:24	2023-xx-12 22:55	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s)and Replacement Cost Estimator by Insurer was not Provided	Resolved-In the absence of the Replacement cost on the appraisal- Due Diligence re-review used a conservative approach and the entire appraised value at 80% to determine that the loan does meet the requirements for coverage, resolved. - Due Diligence Vendor-07/xx/2023 Ready for Review-Cost estimator not required in the state of Florida. - Seller-07/xx/2023 Open-Missing replacement cost estimate from insurer. No replacement cost reflected on appraisal. Replacement cost estimate is required from at least one source. - Due Diligence Vendor-06/xx/2023	Ready for Review-Cost estimator not required in the state of Florida. - Seller-07/xx/2023	Resolved-In the absence of the Replacement cost on the appraisal- Due Diligence re-review used a conservative approach and the entire appraised value at 80% to determine that the loan does meet the requirements for coverage, resolved. - Due Diligence Vendor-07/xx/2023				FL	Primary Residence	Purchase	NA	1021551	N/A	N/A
900000428	xx	xx			Closed	2023-xx-25 15:31	2023-xx-27 13:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Asper LOE provided in Pg: 716-717, borrower (XX) currently resides with her parents and been assisting them with the mortgage payments. This arrangement is based on a verbal agreement - Resolved. - Due Diligence Vendor-06/xx/2023 Ready for Review-Document Uploaded. Also, please see proof of all this mtg payments in the original file upload. Thanks - Seller-06/xx/2023 Open-Missing VOR - Due Diligence Vendor-06/xx/2023	Ready for Review-Document Uploaded. Also, please see proof of all this mtg payments in the original file upload. Thanks - Seller-06/xx/2023	Resolved-Asper LOE provided in Pg: 716-717, borrower (XX) currently resides with her parents and been assisting them with the mortgage payments. This arrangement is based on a verbal agreement - Resolved. - Due Diligence Vendor-06/xx/2023	88694 XX VOR LOE.pdf			FL	Primary Residence	Purchase	NA	1021554	N/A	N/A
900000409	xx	xx			Closed	2023-xx-22 11:16	2023-xx-10 17:16	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Audited Reserves of 9.68 month(s) are less than Guideline Required Reserves of 10 month(s) Exception approved for reserves at 8 months, when 10 months are required. Located on page 531 of File Uploads. - Due Diligence Vendor-07/xx/2023 Waived-Audited Reserves of 9.68 month(s) are less than Guideline Required Reserves of 10 month(s) Exception approved for reserves, when 10 months are required. Located on page 787 of File Uploads - Due Diligence Vendor-06/xx/2023		Waived-Audited Reserves of 9.68 month(s) are less than Guideline Required Reserves of 10 month(s) Exception approved for reserves at 8 months, when 10 months are required. Located on page 531 of File Uploads. - Due Diligence Vendor-07/xx/2023 Waived-Audited Reserves of 9.68 month(s) are less than Guideline Required Reserves of 10 month(s) Exception approved for reserves, when 10 months are required. Located on page 787 of File Uploads - Due Diligence Vendor-06/xx/2023			Comp Factor #1: DTI lower - 36% (DTI is 34.37%) Comp Factor #2: FICO 716 -16 points above Comp Factor #3: Residual Income at least 20,000 a month (Income $43605.38- Liabilities$14988.34 =Residual Income $28617.04)	CA	Primary Residence	Purchase	NA	1016878	Originator Post-Close	Yes
900000409	xx	xx			Closed	2023-xx-30 19:50	2023-xx-07 16:36	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-07/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/xx/2023 Open-TRID: Missing Closing Disclosure CA is a dry funding state, may you please provide the PCCD? - Due Diligence Vendor-06/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/xx/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-07/xx/2023	XX PCCD.pdf			CA	Primary Residence	Purchase	NA	1032425	N/A	N/A
900000409	xx	xx			Closed	2023-xx-22 08:37	2023-xx-30 19:49	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Loan Estimate	Resolved-Initial LE received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-06/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/xx/2023 Counter-Thank you for providing the revised LE, may you please provide the initial LE? - Due Diligence Vendor-06/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/xx/2023 Open-Initial Loan Estimate is missing in file. - Due Diligence Vendor-06/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/xx/2023	Resolved-Initial LE received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-06/xx/2023	LE's XX.pdf initial LE 5.14.pdf			CA	Primary Residence	Purchase	NA	1016740	N/A	N/A
900000409	xx	xx	Closed	2023-xx-22 08:41	2023-xx-30 19:48	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Rate Lock Disclosure Delivery Date Test	Resolved- - Due Diligence Vendor-06/xx/2023

Rescinded-Rate lock LE received, resolved. - Due Diligence Vendor-06/xx/2023

Open-This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 05/xx/2023, 05/xx/2023 and 05/xx/2023. - Due Diligence Vendor-06/xx/2023

Ready for Review-uploaded
 - Seller-06/xx/2023

															Open-This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 05/xx/2023 and 05/xx/2023. Loan Estimate documents are missing in file hence unable to find Rate Lock date. Please Provide Rate Lock document. - Due Diligence Vendor-06/xx/2023	Ready for Review-uploaded - Seller-06/xx/2023	Rescinded-Rate lock LE received, resolved. - Due Diligence Vendor-06/xx/2023				CA	Primary Residence	Purchase	NA	1016744	N/A	N/A
900000419	xx	xx	Closed	2023-xx-03 05:47	2023-xx-17 11:54	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-HPML from Lender acknowledging that this is a higher priced transaction received, resolved. - Due Diligence Vendor-07/xx/2023

Ready for Review-Document Uploaded.  - Seller-07/xx/2023

Open-May you please provide an HPML cert acknowledging that this is a higher priced transaction? - Due Diligence Vendor-07/xx/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly Rate lock date was entered correctly Borrower is escrowing An interior and exterior appraisal was completed for this property, Appraisal disclosure was provided to the borrower(s), A copy of the appraisal was given to the borrower The loan meets HPML guidelines, HPML Present in file #266 - Due Diligence Vendor-07/xx/2023	Ready for Review-Document Uploaded. - Seller-07/xx/2023	Resolved-HPML from Lender acknowledging that this is a higher priced transaction received, resolved. - Due Diligence Vendor-07/xx/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly Rate lock date was entered correctly Borrower is escrowing An interior and exterior appraisal was completed for this property, Appraisal disclosure was provided to the borrower(s), A copy of the appraisal was given to the borrower The loan meets HPML guidelines, HPML Present in file #266 - Due Diligence Vendor-07/xx/2023

																		HPML.pdf			FL	Primary Residence	Purchase	NA	1033323	N/A	N/A
900000419	xx	xx			Closed	2023-xx-05 16:12	2023-xx-13 06:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Resident Ledger provided in lieu of VOR, verified current rent history - Resolved. - Due Diligence Vendor-07/xx/2023 Ready for Review-Document Uploaded. - Seller-07/xx/2023 Open-Missing VOR - Due Diligence Vendor-07/xx/2023	Ready for Review-Document Uploaded. - Seller-07/xx/2023	Resolved-Resident Ledger provided in lieu of VOR, verified current rent history - Resolved. - Due Diligence Vendor-07/xx/2023	VOR- XX.pdf			FL	Primary Residence	Purchase	NA	1036118	N/A	N/A
900000397	xx	xx			Closed	2023-xx-20 04:25	2023-xx-26 13:39	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Note is Missing	Resolved-The Note is Present - Due Diligence Vendor-07/xx/2023 Resolved-The Note is Present - Due Diligence Vendor-07/xx/2023 Resolved-The Note is Present - Due Diligence Vendor-07/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/xx/2023 Open-The Note is Missing Request to provide Note document. Note document missing from the file. - Due Diligence Vendor-07/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/xx/2023	Resolved-The Note is Present - Due Diligence Vendor-07/xx/2023 Resolved-The Note is Present - Due Diligence Vendor-07/xx/2023 Resolved-The Note is Present - Due Diligence Vendor-07/xx/2023	NOTE- XX.pdf			FL	Investment	Purchase	NA	1061963	N/A	N/A
900000397	xx	xx			Closed	2023-xx-20 03:37	2023-xx-24 18:43	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-The Initial 1003 is Present - Due Diligence Vendor-07/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/xx/2023 Open-The Initial 1003 is Missing Request to provide Initial 1003 for borrower. Initial 1003 missing from the file. - Due Diligence Vendor-07/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/xx/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-07/xx/2023	INITIAL 1003- XX.pdf			FL	Investment	Purchase	NA	1061945	N/A	N/A